UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Changebridge ETFs

Changebridge Capital Long/Short Equity ETF (CBLS)
Changebridge Capital Sustainable Equity ETF (CBSE)

SEMI-ANNUAL REPORT

April 30, 2021
(Unaudited)

Changebridge ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments and Securities Sold Short	3
Changebridge Capital Long/Short Equity ETF	3
Changebridge Capital Sustainable Equity ETF	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Board Consideration and Approval of Advisory Agreement	19
Supplemental Information	21
Review of Liquidity Risk Management Program	22

Changebridge ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2020 to April 30, 2021), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 11/1/20	Beginning Account Value 11/12/20^	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During the Period
Changebridge Capital Long/Short Equity ETF
Actual	N/A	$ 1,000.00	$ 1,362.20	2.10%	$ 11.55(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,014.38	2.10%	$ 10.49(2)
Changebridge Capital Sustainable Equity ETF
Actual	N/A	$ 1,000.00	$ 1,492.60	0.85%	$ 4.93(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,020.58	0.85%	$ 4.26(2)

(^)	Fund commenced operations on November 12, 2020.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 170 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Changebridge Capital Long/Short Equity ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Banking — 2.7%
First Republic Bank (d)	1,142	$209,260

Consumer Discretionary Products — 9.3%
Dana, Inc.	8,237	208,396
LCI Industries (d)	1,222	179,023
Purple Innovation, Inc. (a)	4,512	153,769
Skyline Champion Corp. (a)	4,244	188,561
		729,749
Consumer Discretionary Services — 10.0%
Cinemark Holdings, Inc. (a)	5,372	113,886
Flutter Entertainment PLC - ADR (a)(b)(d)	1,791	188,771
Planet Fitness, Inc. - Class A (a)(d)	2,600	218,374
Scientific Games Corp. (a)(d)	4,627	270,772
		791,803
Financial Services — 2.0%
Silver Spike Acquisition Corp. - Class A (a)(b)	9,142	159,985

Health Care — 14.8%
CRISPR Therapeutics AG (a)(b)	1,499	196,774
CVS Health Corp. (d)	2,994	228,742
Progyny, Inc. (a)(d)	4,269	242,949
Semler Scientific, Inc. (a)(d)	2,309	261,494
TransMedics Group, Inc. (a)(d)	8,359	239,987
		1,169,946
Industrial Products — 3.1%
Luxfer Holdings PLC (b)(d)	11,210	247,853

Industrial Services — 13.4%
BrightView Holdings, Inc. (a)(d)	15,022	269,344
H&R Block, Inc. (d)	10,217	227,430
Sharps Compliance Corp. (a)(d)	17,876	312,651
Sterling Construction Co., Inc. (a)(d)	12,085	251,972
		1,061,397
Media — 19.2%
Criteo SA - ADR (a)(b)	9,546	379,263
Expedia Group, Inc. (a)(d)	1,888	332,722
IMAX Corp. (a)(b)	8,936	184,260
Liberty Latin America Ltd. - Class C (a)(b)(d)	15,894	221,721
Magnite, Inc. (a)	5,321	213,106
Thryv Holdings, Inc. (a)	6,787	188,611
		1,519,683
Oil & Gas — 2.6%
Solaris Oilfield Infrastructure, Inc. - Class A	18,879	206,536

Real Estate — 2.1%
Redfin Corp. (a)	2,356	166,758

Retail & Wholesale, Discretionary — 2.5%
Alibaba Group Holding Ltd. - ADR (a)(b)	860	198,617

Software & Technology Services — 7.1%
ICF International, Inc. (d)	2,467	224,645
LiveRamp Holdings, Inc. (a)(d)	2,537	124,262
Sprout Social, Inc. - Class A (a)(d)	2,440	161,748
TransAct Technologies, Inc. (a)(d)	3,922	49,849
		560,504
Technology Hardware & Semiconductors — 9.0%
ASML Holding NV (b)	310	200,911
Sony Group Corp. - ADR (a)(b)(d)	2,798	280,248
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,936	226,009
		707,168
Total Common Stocks (Cost $6,623,712)		7,729,259

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
MONEY MARKET FUNDS — 7.8%
First American Government Obligations Fund - Class X, 0.03% (c)	610,940	$610,940
Total Money Market Funds (Cost $610,940)		610,940

Total Investments (Cost $7,234,652) — 105.6%		8,340,199
Other Assets & Liabilities, net - (5.6)%		(438,620)
Net Assets — 100.0%		$7,901,579

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	All or a portion of the security has been pledged to cover short positions. As of April 30, 2021, the value of these securities amounts to $2,447,736 or 31.0% of net assets.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Schedule of Securities Sold Short

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — (18.7)%
Consumer Discretionary Products — (3.2)%
Carter’s, Inc. (a)	1,575	$171,344
Smith & Wesson Brands, Inc.	4,810	83,694
		255,038
Consumer Staple Products — (3.4)%
Campbell Soup Co.	3,064	146,306
Hormel Foods Corp.	2,615	120,813
		267,119
Media — (4.3)%
DISH Network Corp. - Class A (a)	5,624	251,899
Roku, Inc. (a)	264	90,544
		342,443
Retail & Wholesale, Discretionary — (2.2)%
KAR Auction Services, Inc. (a)	11,393	170,781

Software & Technology Services — (3.8)%
Fastly, Inc. - Class A (a)	1,523	97,274
International Business Machines Corp.	1,453	206,152
		303,426
Technology Hardware & Semiconductors — (1.8)%
Logitech International SA (b)	1,266	140,374
Total Common Stocks (Proceeds $1,361,955)		1,479,181
Total Securities Sold Short (Proceeds $1,361,955) — (18.7)%		$1,479,181

(a)	Non-income producing security.

(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Sustainable Equity ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
Banking — 2.7%
First Republic Bank	1,331	$243,892

Consumer Discretionary Products — 9.2%
Dana, Inc.	9,100	230,230
LCI Industries	1,384	202,756
Purple Innovation, Inc. (a)	5,134	174,967
Skyline Champion Corp. (a)	4,805	213,486
		821,439
Consumer Discretionary Services — 8.5%
Cinemark Holdings, Inc. (a)	5,896	124,995
Planet Fitness, Inc. - Class A (a)	2,905	243,991
Scientific Games Corp. (a)	3,540	207,161
Service Corp. International	3,574	190,995
		767,142
Consumer Staple Products — 2.4%
The Estee Lauder Cos., Inc. - Class A	676	212,129

Financial Services — 2.3%
Silver Spike Acquisition Corp. - Class A (a)(b)	11,883	207,952

Health Care — 15.5%
CRISPR Therapeutics AG (a)(b)	1,927	252,957
CVS Health Corp.	3,592	274,429
Progyny, Inc. (a)	5,373	305,777
Semler Scientific, Inc. (a)	2,520	285,390
TransMedics Group, Inc. (a)	9,393	269,673
		1,388,226
Industrial Products — 3.0%
Luxfer Holdings PLC (b)	12,288	271,688

Industrial Services — 13.1%
BrightView Holdings, Inc. (a)	16,720	299,790
H&R Block, Inc.	11,239	250,180
Sharps Compliance Corp. (a)	19,894	347,946
Sterling Construction Co., Inc. (a)	13,080	272,718
		1,170,634
Media — 19.0%
Criteo SA - ADR (a)(b)	10,536	418,595
Expedia Group, Inc. (a)	2,104	370,788
IMAX Corp. (a)(b)	10,147	209,231
Liberty Latin America Ltd. - Class C (a)(b)	17,373	242,353
Magnite, Inc. (a)	6,020	241,101
Thryv Holdings, Inc. (a)	7,832	217,651
		1,699,719
Oil & Gas — 2.6%
Solaris Oilfield Infrastructure, Inc. - Class A	21,159	231,479

Real Estate — 2.1%
Redfin Corp. (a)	2,665	188,629

Retail & Wholesale, Discretionary — 2.9%
Alibaba Group Holding Ltd. - ADR (a)(b)	1,114	257,278

Software & Technology Services — 6.0%
ICF International, Inc.	2,682	244,223
LiveRamp Holdings, Inc. (a)	2,446	119,805
Sprout Social, Inc. - Class A (a)	2,633	174,542
		538,570
Technology Hardware & Semiconductors — 8.4%
ASML Holding NV (b)	336	217,762
Sony Group Corp. - ADR (a)(b)	2,926	293,068
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	2,105	245,738
		756,568
Total Common Stocks (Cost $7,719,599)		8,755,345

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Sustainable Equity ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 0.03% (c)	133,071	$133,071
Total Money Market Funds (Cost $133,071)		133,071

Total Investments (Cost $7,852,670) — 99.2%		8,888,416
Other Assets & Liabilities, net — 0.8%		68,960
Net Assets — 100.0%		$8,957,376

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Changebridge Capital Long/Short Equity ETF	Changebridge Capital Sustainable Equity ETF
Assets
Investments, at value (cost $7,234,652, and $7,852,670, respectively)	$8,340,199	$8,888,416
Deposits with broker for securities sold short	1,205,565	—
Investment securities sold	62,764	71,144
Dividend and interest receivable	1,693	3,836
Total assets	9,610,221	8,963,396

Liabilities
Securities sold short, at value (Proceeds of $1,361,955, and $—, respectively)	1,479,181	—
Due to custodian	50,691	—
Investment securities purchased	168,098	—
Payble to Adviser	10,672	6,020
Total liabilities	1,708,642	6,020
Net Assets	$7,901,579	$8,957,376

Net Assets Consists of:
Paid-in capital	$6,823,492	$7,520,532
Total distributable earnings	1,078,087	1,436,844
Net Assets	$7,901,579	$8,957,376

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	290,000	300,000
Net Asset Value, redemption price and offering price per share	$27.25	$29.86

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Operations

For the Period Ended April 30, 2021(1) (Unaudited)

	Changebridge Capital Long/Short Equity ETF	Changebridge Capital Sustainable Equity ETF
Investment Income
Dividend income	$10,299	$12,201
Interest Income	41	45
Total investment income	10,340	12,246

Expenses
Investment advisory fees	37,019	19,638
Dividend and interest expense	8,636	—
Total expenses	45,655	19,638
Net investment loss	(35,315)	(7,392)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized gain (loss) from:
Investments	442,583	408,490
Securities sold short	(317,502)	—
Net realized gain	125,081	408,490
Net change in unrealized appreciation/depreciation on:
Investments	1,105,547	1,035,746
Securities sold short	(117,226)	—
Net change in unrealized appreciation/depreciation	988,321	1,035,746
Net realized and unrealized gain	1,113,402	1,444,236
Net increase in net assets from operations	$1,078,087	$1,436,844

(1)	The Funds commenced operations on November 12, 2020.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Changes in Net Assets

	Changebridge Capital Long/Short Equity ETF	Changebridge Capital Sustainable Equity ETF
	Period Ended April 30, 2021(1) (Unaudited)	Period Ended April 30, 2021(1) (Unaudited)
From Operations
Net investment loss	$(35,315)	$(7,392)
Net realized gain from investments and securities sold short	125,081	408,490
Net change in unrealized appreciation/depreciation on investments and securities sold short	988,321	1,035,746
Net increase in net assets resulting from operations	1,078,087	1,436,844

From Capital Share Transactions
Proceeds from shares sold	6,823,492	7,520,532
Net increase in net assets resulting from capital share transactions	6,823,492	7,520,532

Total Increase in Net Assets	7,901,579	8,957,376

Net Assets
Beginning of period	—	—
End of period	$7,901,579	$8,957,376

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	290,000	300,000
Shares outstanding, end of period	290,000	300,000

(1)	The Fund commenced operations on November 12, 2020.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Financial Highlights

For a Share Outstanding Throughout the Period

	Changebridge Capital Long/Short Equity ETF		Changebridge Capital Sustainable Equity ETF
	Period Ended April 30, 2021(1) (Unaudited)		Period Ended April 30, 2021(1) (Unaudited)
Net Asset Value, Beginning of Period	$20.00		$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.19)		(0.04)
Net realized and unrealized gain (loss) on investments and securities sold short	7.44		9.90
Total from investment operations	7.25		9.86

Net Asset Value, End of Period	$27.25		$29.86

Total return, at NAV(3)(7)	36.22	%(4)	49.26	%(4)
Total return, at Market(3)(7)	36.70	%(4)	49.25	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$7,902		$8,957

Ratio of expenses to average net assets, including dividends and interest expense on short positions	2.10	%(5)	0.85	%(5)
Ratio of expenses to average net assets, excluding dividends and interest expense on short positions	1.70	%(5)	0.85	%(5)
Ratio of net investment income (loss) to average net assets, including dividends and interest expense on short positions	-1.62	%(5)	-0.32	%(5)
Ratio of net investment income (loss) to average net assets, excluding dividends and interest expense on short positions	-1.22	%(5)	-0.32	%(5)
Portfolio Turnover rate (6)	102	%(4)	65	%(4)

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	ORGANIZATION

The Changebridge Capital Long/Short Equity ETF (“CBLS”) and Changebridge Capital Sustainable Equity ETF (“CBSE”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Changebridge Capital, LLC (“Changebridge” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics and growth potential that exhibit positive environmental, social, and governance (“ESG”) attributes.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2021 are as follows:

CBLS

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$7,729,259	$—	$—	$7,729,259
Money Market Funds	610,940	—	—	610,940
Total Investments - Assets	$8,340,199	$—	$—	$8,340,199

Securities Sold Short - Liabilities:
Common Stocks*	$1,479,181	$—	$—	$1,479,181
Total Securities Sold Short - Liabilities	$1,479,181	$—	$—	$1,479,181

CBSE

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,755,345	$—	$—	$8,755,345
Money Market Funds	133,071	—	—	133,071
Total Investments - Assets	$8,888,416	$—	$—	$8,888,416

*	See the Schedules of Investments and Securities Sold Short for industry classifications.

Short Sales

CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which the Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments the Fund holds in long positions will decline at the same time that the market value of the instruments the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

At April 30, 2021, CBLS had cash on deposit with the broker-dealer in the amount of $1,205,565.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on November 12, 2020.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Changebridge, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.70% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Changebridge has agreed to pay all expenses of the Funds except the fee paid to Changebridge under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Changebridge ETFs

Notes to Financial Statements

April 30, 2021 (Unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2021 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
CBLS	$7,098,688	$6,470,273	$6,597,168	$—
CBSE	3,762,791	3,448,091	6,996,410	—

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

7.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2021, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Changebridge ETFs

Board Consideration and Approval of Advisory Agreement

April 30, 2021 (Unaudited)

At a meeting held on October 29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Changebridge Capital, LLC (the “Adviser”) and the Trust, on behalf of Changebridge Capital Long/Short Equity ETF and Changebridge Capital Sustainable Equity ETF (the “Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Advisory Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for the Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Changebridge ETFs

Board Consideration and Approval of Advisory Agreement

April 30, 2021 (Unaudited) (Continued)

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds. With regard to the latter point, the Board considered the lack of other active exchange-traded funds that pursue investment strategies similar to those of the Funds. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Funds taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Funds. The Board took into consideration that the advisory fee for the Funds is a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other specified costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the Funds’ other expenses out of its own resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through a Fund’s unitary fee structure. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser. In addition to evaluating the services provided by the Adviser, the Board also considered the extent to which the Adviser may realize other benefits from its relationship to the Funds. While the Board acknowledged that the Adviser may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to a Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the proposed advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

Changebridge ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.changebridgefunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.changebridgefunds.com.

Changebridge ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Changebridge Capital, LLC
180 Canal Street, Suite 600
Boston, MA 02114

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/6/2021

*	Print the name and title of each signing officer under his or her signature.